Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents (Note 6)	R$ 762.3	R$ 549.2
Short-term investments (Note 7)	1,036.1	331.2
Restricted investments (Note 8)	8.8	53.4
Trade and other receivables (Note 9)	914.4	673.3
Inventories (Note 10)	150.4	107.1
Taxes recoverable	112.9	44.5
Derivative financial instruments (Note 21)	10.3	17.6
Prepaid expenses (Note 11)	109.8	97.5
Related parties (Note 12)	73.2
Other current assets	125.9	36.8
Total current assets	3,304.1	1,910.6
Non-current assets
Related parties (Note 12)	9.7	9.2
Long-term investments (Note 21)	836.0	753.2
Restricted investments (Note 8)		108.6
Security deposits and maintenance reserves (Note 13)	1,259.1	1,078.0
Derivative financial instruments (Note 21)	410.5	4.1
Prepaid expenses (Note 11)	4.5	6.9
Other non-current assets	206.0	147.4
Property and equipment (Note 14)	3,325.5	3,440.0
Intangible assets (Note 15)	961.0	942.6
Total non-current assets	7,012.3	6,490.0
Total assets	10,316.4	8,400.6
Current liabilities
Loans and financing (Note 17)	568.2	985.2
Accounts payable	953.5	1,034.3
Air traffic liability (Note 18)	1,287.4	949.4
Salaries, wages and benefits	246.3	186.5
Insurance premiums payable	24.4	24.3
Taxes payable	44.4	64.8
Federal tax installment payment program (Note 16)	9.8	6.5
Derivative financial instruments (Note 21)	48.5	211.1
Financial liabilities at fair value through profit and loss (Note 22)		44.7
Other current liabilities	151.7	110.9
Total current liabilities	3,334.2	3,617.7
Non-current liabilities
Loans and financing (Note 17)	2,921.7	3,049.3
Derivative financial instruments (Note 21)	378.4	20.2
Deferred income taxes (Note 16)	326.9	181.5
Federal tax installment payment program (Note 16)	105.4	75.6
Provision for tax, civil and labor risk (Note 28)	73.2	76.4
Other non-current liabilities	343.0	377.9
Total non-current liabilities	4,148.6	3,780.9
Equity
Issued capital (Note 19)	2,163.4	1,488.6
Capital reserve	1,898.9	1,291.0
Treasury shares (Note 19)	(2.7)
Other comprehensive loss (Note 19)	(11.2)	(33.8)
Accumulated losses	(1,214.8)	(1,743.8)
Total equity	2,833.6	1,002.0
Total liabilities and equity	R$ 10,316.4	R$ 8,400.6